Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value [Abstract]
Schedule of Liabilities that are Measured at Fair Value

The following table presents information about Nxu’s liabilities that are measured at estimated fair value on a recurring basis at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs Nxu utilized to determine such fair value (in thousands).

Description:	Level	September 30, 2024	December 31, 2023
Convertible Notes	3	$10	$10
Warrant liability	3	6	55
Convertible Notes and warrant liability, at fair value		$16	$65
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):
	Level	As of December 31,
		2023	2022
Convertible Notes	3	$10	$10,911
Warrant liability	3	55	374
Convertible Notes and warrant Liability, at fair value		$65	$11,285

Schedule of Fair Value and Contractual Principal Balance Outstanding

The following table provides the estimated fair value and contractual principal balance outstanding of the Convertible Notes accounted for under the fair value option as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Convertible Notes fair value	$10	$10
Convertible Notes, contractual principal outstanding	10	10
Fair value less unpaid principal balance	$—	$—
The following table provides the fair value and contractual principal balance outstanding of the Convertible Notes accounted for under the fair value option as of December 31, 2023 and 2022 (in thousands):
	As of December 31,
	2023	2022
Convertible Notes fair value	$10	$10,911
Convertible Notes, contractual principal outstanding	10	10,000
Fair value less unpaid principal balance	$—	$911

Schedule of Fair Value of the Convertible Notes	The estimated fair value of the Convertible Notes as of December 31, 2022 was based on the following significant inputs:
December 31, 2022
First Tranche
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	—
Stock price	$3.25
Original face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%

Schedule of Fair Value Measurements for Common Stock Warrants

The following tables provide quantitative information regarding Level 3 fair value measurements for Common Stock Warrants as of September 30, 2024 and December 31, 2023.

	September 30, 2024
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants
Risk-free interest rate	4.33%	4.33%	4.33%	4.46%	4.33%	4.33%
Time to expiration (in years)	3.34	3.51	3.51	3.64	2.11	1.16
Expected volatility	85%	85%	85%	85%	85%	85%
Dividend yield	—	—	—	—	—	—
Stock price	$0.37	$0.37	$0.37	$0.37	$0.37	$0.37
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54
	December 31, 2023
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants
Risk-free interest rate	3.84%	3.84%	3.84%	3.91%	3.84%	3.84%
Time to expiration (in years)	3.84	4.01	4.01	4.14	2.61	1.66
Expected volatility	90%	90%	90%	125%	85%	90%
Dividend yield	—	—	—	—	—	—
Stock price	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54
The following table provides quantitative information regarding Level 3 fair value measurements for Common Stock Warrants as of December 31, 2023 and 2022:
	December 31, 2023						December 31, 2022
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants	First Tranche
Risk-free interest rate	3.84%	3.84%	3.84%	3.91%	3.84%	3.84%	4.46%
Time to expiration (in years)	3.84	4.01	4.01	4.14	2.61	1.66	1.84
Expected volatility	90%	90%	90%	125%	85%	90%	85%
Dividend yield	—	—	—	—	—	—	—
Stock price	$2.3	$2.30	$2.30	$2.30	$2.30	$2.30	$3.25
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54	$15